Stock-based Compensation - Fair value of stock options vested (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation
Total grant date fair value of stock options vested	$ 533,089	$ 643,425